Variable Interest Entities (Detail) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Nov. 20, 2019	Mar. 31, 2019
Variable Interest Entity [Line Items]
Investments in funds	$ 63,449,000	$ 53,386,000
Due from affiliates	5,388,000	9,690,000	$ 100
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Investments in funds	63,449,000	53,386,000
Due from affiliates	4,165,000	6,116,000
Less: Amounts attributable to non-controlling interests in subsidiaries	7,238,000	6,641,000
Maximum exposure to loss	$ 60,376,000	52,861,000
StepStone Group LP
Variable Interest Entity [Line Items]
Investments in funds		53,386,000		$ 43,269,000
Due from affiliates		9,690,000		2,311,000
StepStone Group LP | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Investments in funds		53,386,000		43,269,000
Due from affiliates		6,116,000		791,000
Less: Amounts attributable to non-controlling interests in subsidiaries		6,641,000		3,933,000
Maximum exposure to loss		$ 52,861,000		$ 40,127,000